                            Dated: February 23, 1996



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of Issuer:

          PC&J Preservation Fund
          120 West Third Street
          Suite 300
          Dayton, Ohio 45402

2. Name of each series or class of funds for which this notice is filed:

          01   PC&J Preservation Fund

3.   Investment Company Act File Number:   811-4204

     Securities Act File Number:           2-95285

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:______

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable (see Instruction A.6:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          0



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          169,563

9. Number and aggregate sale price of securities sold during the fiscal year:

          276,735          $3,123,345

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          200,290           $ 2,148,573

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                        Not applicable

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in             $  2,148,573
          reliance on rule 24f-2(from Item 10):  ____________________

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment   +             0
          plans (from Item 11, if applicable):   ____________________

     (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year (if  -     2,148,573
          applicable):                           ____________________

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to  +             0
          rule 24e-2 (if applicable):            ____________________


     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (I), plus
          line (ii), less line (iii), plus line                 0
          (iv)] (if applicable):                 ____________________

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see       x        1/2900
          Instruction C.6):                      ____________________

     (vii)Fee due [line (I) or line (v)           $          0.00
          multiplied by line (vi)]:              ====================

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).
                                                   -----

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and title)  \S\ James M. Johnson
                          ----------------------------
                           James M. Johnson, Secretary

Date: February 23, 1996
      --------------------

                         BROWN, CUMMINS & BROWN CO., L.P.A.
                           ATTORNEYS AND COUNSELORS AT LAW
                                  3500 CAREW TOWER
                                   441 VINE STREET
       J.W. BROWN*             CINCINNATI, OHIO  45202
       JAMES R. CUMMINS       TELEPHONE (513) 381-2121
       ROBERT S BROWN         TELECOPIER (513) 381-2125     OF COUNSEL
       DONALD S. MENDELSOHN                                   GILBERT BETTMAN
       LYNNE SKILKEN
       AMY G. APPLEGATE
       KATHRYN KNUE PRZYWARA
       MELANIE S. CORWIN
       JEFFREY R. TEETERS
       JOANN M. STRASSER
            _______
           *RETIRED                                 February 14, 1996


       PC&J Preservation Fund
       300 Old Post Office
       120 West Third Street
       Dayton, Ohio  45402

       Gentlemen:

            This letter is in response to your request for our opinion in connection with the Rule 24f-2 Notice for the Trust for the fiscal year ended December 31, 1995.

            We have examined a copy of (a) the Trust's Agreement and Declaration of Trust and amendments thereto, (b) the Trust's By-Laws and amendments thereto, and (c) all such agreements, certificates of public officials, certificates of officers and representatives of the Trust and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion hereinafter expressed. We have assumed the genuineness of the signatures on original documents submitted to us, the conformity to executed documents of all unexecuted copies submitted to us and the conformity to the original of all copies submitted to us as conformed or copied documents.

            Based upon the foregoing, we are of the opinion that the shares of the Trust, the registration of which the Notice makes definite in number, if issued in accordance with the Prospectus and Statement of Additional Information of the Trust, were legally issued, fully paid and non-assessable.

            We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to the Notice referred to above.

                                          Very truly yours,

                                          /s/
                                          BROWN, CUMMINS & BROWN CO., L.P.A.
       BCB/jh